Consolidated Statements Of Comprehensive Income (Loss) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Comprehensive income (loss)
Net income (loss)	¥ (2,195)	¥ 3,163	¥ (11,454)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	1,422	(3,231)	(2,614)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) arising during the year	(216)	(311)	742
Less reclassification adjustments for net gains (losses) realized in earnings	818	252	34
Net unrealized gains (losses)	602	(59)	776
Pension related adjustment	(6,328)	(121)	1,566
Total other comprehensive income (loss)	(4,304)	(3,411)	(272)
Total comprehensive income (loss)	¥ (6,499)	¥ (248)	¥ (11,726)